Restatement of Previously Issued Financial Statements Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2016
Accounting Changes and Error Corrections [Abstract]
Restatement of Previously Issued Financial Statements
Restatement of Previously Issued Financial Statements

As announced on February 22, 2017, the Company concluded that its previously issued financial statements for the year ended December 31, 2015, and the related report of the Company’s independent registered public accounting firm thereon, should no longer be relied upon as a result of the misstatement described below. In addition, each quarter in the year ended December 31, 2015 and the quarters ended March 31, June 30 and September 30, 2016 should no longer be relied upon as a result of the misstatement. The Company has restated the financial statements for the year ended December 31, 2015, and has also presented the impact of the correction of the misstatements on the unaudited consolidated statements of operations, consolidated statements of comprehensive income, consolidated balance sheets and consolidated statements of cash flows for the quarters ended March 31, June 30 and September 30, 2016 (the “Restated Periods”). The misstatement relates to the fair value accounting principles applied under U.S. GAAP to the Company’s interest rate and cross currency swap portfolio. In addition to these errors, the restated financial statements also include adjustments to correct certain other immaterial errors.

A description of the adjustments made to the Restated Periods presented is given below:

Derivatives valuation
The restatement has arisen following a review of the Company’s fair value accounting principles under U.S. GAAP applied to the Company’s interest rate and cross currency swap portfolio, whereby it was determined that the Company had not appropriately included counterparty credit risk in its fair value measurements applied to these hedging instruments.

ASC 820 requires counterparty credit risk to be included in the determination of the fair value of the Company’s interest rate and cross currency swap portfolio, and any related changes in fair value as a result of changes in counterparty credit risk recognized in the Consolidated Statements of Operations in the line item “(Loss)/gain on derivative financial instruments”.

The Company has restated the financial results for the Restated Periods discussed above in order to correctly reflect the counterparty credit risk in the Company's derivative valuations. The Company has also restated the share of income from associated companies impacted by the investees counterparty credit risk adjustment.

The Company concluded that the misstatement that caused the restatement indicated the existence of a material weakness in the Company's internal controls over financial reporting relating to its accounting for these interest rate and cross currency swaps for the years ended December 31, 2016 and 2015.

Other Adjustments
In addition to the errors described above, the restated financial results also include adjustments to correct certain other immaterial errors in the Restated Periods presented.

•
Impairment of marketable securities: The Company determined that the sale of its investment in SapuraKencana on April 27, 2016 for net proceeds of $195 million was an adjusting subsequent event for the balance sheet as at December 31, 2015. Accordingly an impairment was recorded in the year ended December 31, 2015 to mark down the book value to $195 million. The resulting net impairment was a loss of $11 million, which was recognized within "Loss on impairments of investments" in the Consolidated Statement of Operations for the year ended December 31, 2015.

•
Share of income from associated companies: The Company determined that the share of income from its direct investments in Seadrill Partners for the year ended December 31, 2015 were overstated by $10 million. The impact of the restatement has been to decrease the Share of income from associated companies in the Consolidated Statement of Operations by $10 million, and to decrease the book value of Investments in associated companies in the Consolidated Balance Sheet by $10 million as at December 31, 2015.

The following tables present the effects of the restatement on the Company's previously reported Consolidated Statement of Operations, Consolidated Statement of Comprehensive Income, Consolidated Balance Sheet and Consolidated Statement of Cash Flows as at the date and for the periods shown (in US$ millions). There are no adjustments that impact the Consolidated Statement of Changes in Equity other than the adjustments presented in the Consolidated Statement of Operations and Consolidated Statement of Comprehensive Income.
Consolidated Statement of Operations for the year ended December 31, 2015

(In US$ millions)	As previously filed on Form 20-F	Derivative valuation adjustments	Other adjustments	As Restated
Operating revenues
Contract revenues	3,957	—	—	3,957
Reimbursable revenues	113	—	—	113
Other revenues	265	—	—	265
Total operating revenues	4,335	—	—	4,335

Loss on disposals	(63)	—	—	(63)
Contingent consideration realized	47	—	—	47

Operating expenses
Vessel and rig operating expenses	1,611	—	—	1,611
Reimbursable expenses	99	—	—	99
Depreciation and amortization	779	—	—	779
Loss on impairment of goodwill	563	—	—	563
General and administrative expenses	248	—	—	248
Total operating expenses	3,300	—	—	3,300

Operating income	1,019	—	—	1,019

Financial items and other income and expense
Interest income	67	—	—	67
Interest expense	(415)	—	—	(415)
Share in results from associated companies (net of tax)	190	12	(10)	192
(Loss)/gain on derivative financial instruments	(274)	124	—	(150)
Gain on debt extinguishment	8	—	—	8
Foreign exchange gain	63	—	—	63
Other financial items and other income, net	52	—	—	52
Loss on impairment of investments	(1,274)	—	(11)	(1,285)
Gain on sale of tender rig business	22	—	—	22
Total financial items and other income and (expense), net	(1,561)	136	(21)	(1,446)

(Loss)/income before income taxes	(542)	136	(21)	(427)

Income tax expense	(208)	—	—	(208)
Net (loss)/income	(750)	136	(21)	(635)

Net (loss)/income attributable to the parent	(738)	125	(21)	(634)
Net (loss)/income attributable to the non-controlling interest	(12)	11	—	(1)

Basic (loss)/income per share (U.S. dollar)	(1.49)	0.24	(0.04)	(1.29)
Diluted (loss)/income per share (U.S. dollar)	(1.49)	0.24	(0.04)	(1.29)
Consolidated Statement of Comprehensive Income for the year ended December 31, 2015

(In US$ millions)	As previously filed on Form 20-F	Derivative valuation adjustments	Other adjustments	As Restated
Net (loss)/income	(750)	136	(21)	(635)
Other comprehensive income/(loss), net of tax:
Change in unrealized (loss)/gain on marketable securities, net	(427)	—	(33)	(460)
Other than temporary impairment of marketable securities, reclassification to statement of operations	741	—	11	752
Change in unrealized foreign exchange differences	(15)	—	—	(15)
Change in actuarial gain relating to pension	27	—	—	27
Share of other comprehensive income from associated companies	10	—	—	10
Other comprehensive income/(loss)	336	—	(22)	314

Total comprehensive (loss)/income for the period	(414)	136	(43)	(321)

Comprehensive (loss)/income attributable to the non-controlling interest	(4)	11	—	7
Comprehensive (loss)/income attributable to the parent	(410)	125	(43)	(328)

Consolidated Balance Sheet as at December 31, 2015

(In US$ millions)	As previously filed on Form 20-F	Derivative valuation adjustments	Other adjustments	As Restated
ASSETS
Current assets
Cash and cash equivalents	1,044	—	—	1,044
Restricted cash	50	—	—	50
Marketable securities	96	—	—	96
Accounts receivables, net	718	—	—	718
Amount due from related parties	639	—	—	639
Other current assets	395	—	—	395
Total current assets	2,942	—	—	2,942
Non-current assets
Investment in associated companies	2,590	12	(10)	2,592
Marketable securities	228	—	(33)	195
Newbuildings	1,479	—	—	1,479
Drilling units	14,930	—	—	14,930
Restricted cash	198	—	—	198
Deferred tax assets	81	—	—	81
Equipment	46	—	—	46
Amount due from related parties non-current	517	—	—	517
Assets held for sale - non-current	128	—	—	128
Other non-current assets	331	—	—	331
Total non-current assets	20,528	12	(43)	20,497
Total assets	23,470	12	(43)	23,439
LIABILITIES AND EQUITY
Current liabilities
Current portion of long-term debt	1,489	—	—	1,489
Trade accounts payable	141	—	—	141
Short-term debt to related parties	152	—	—	152
Other current liabilities	1,684	(124)	—	1,560
Total current liabilities	3,466	(124)	—	3,342
Non-current liabilities
Long-term debt	9,054	—	—	9,054
Long-term debt due to related parties	438	—	—	438
Deferred tax liabilities	136	—	—	136
Other non-current liabilities	401	—	—	401
Total non-current liabilities	10,029	—	—	10,029
Equity
Common shares	985	—	—	985
Additional paid in capital	3,275	—	—	3,275
Contributed surplus	1,956	—	—	1,956
Accumulated other comprehensive (loss)/income	(120)	—	(22)	(142)
Retained earnings	3,275	125	(21)	3,379
Total shareholders' equity	9,371	125	(43)	9,453
Non-controlling interest	604	11	—	615
Total equity	9,975	136	(43)	10,068
Total liabilities and equity	23,470	12	(43)	23,439

Consolidated Statement of Cash Flows for the year ended December 31, 2015

(In US$ millions)	As previously filed on Form 20-F	Derivative valuation adjustments	Other adjustments	As Restated
Cash Flows from Operating Activities
Net (loss)/income	(750)	136	(21)	(635)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	779	—	—	779
Amortization of deferred loan charges	39	—	—	39
Amortization of unfavorable contracts	(116)	—	—	(116)
Gain on sale of tender rig business	(22)	—	—	(22)
Share of results from associated companies	(190)	(12)	10	(192)
Share-based compensation expense	7	—	—	7
Loss on disposals and deconsolidations	63	—	—	63
Contingent consideration recognized	(47)	—	—	(47)
Unrealized loss/(gain) related to derivative financial instruments	42	(124)	—	(82)
Loss on impairment of investments	1,274	—	11	1,285
Dividends received from associated companies	253	—	—	253
Loss on impairment of fixed assets and goodwill	563	—	—	563
Deferred income tax	29	—	—	29
Unrealized foreign exchange (gain)/loss on long-term debt	(95)	—	—	(95)
Payments for long-term maintenance	(106)	—	—	(106)
Gain on debt extinguishment	(8)	—	—	(8)
Other, net	(9)	—	—	(9)
Changes in operating assets and liabilities, net of effect of acquisitions and disposals
Trade accounts receivable	267	—	—	267
Trade accounts payable	58	—	—	58
Prepaid expenses/accrued revenue	(12)	—	—	(12)
Deferred revenue	(95)	—	—	(95)
Related party receivables	65	—	—	65
Related party payables	(64)	—	—	(64)
Other assets	(22)	—	—	(22)
Other liabilities	(115)	—	—	(115)
Net cash provided by operating activities	1,788	—	—	1,788

Net cash used in investing activities	(190)	—	—	(190)

Net cash used in financing activities	(1,370)	—	—	(1,370)

Effect of exchange rate changes on cash	(15)	—	—	(15)

Net increase in cash and cash equivalents	213	—	—	213
Cash and cash equivalents at beginning of the period	831	—	—	831
Cash and cash equivalents at the end of period	1,044	—	—	1,044
Unaudited Consolidated Statement of Operations for the three months ended March 31, 2016

(In US$ millions)	As previously reported	Derivative valuation adjustments	Other adjustments	As Restated
Operating revenues
Contract revenues	808	—	—	808
Reimbursable revenues	18	—	—	18
Other revenues	65	—	—	65
Total operating revenues	891	—	—	891

Contingent consideration realized	5	—	—	5

Operating expenses
Vessel and rig operating expenses	290	—	—	290
Reimbursable expenses	18	—	—	18
Depreciation and amortization	200	—	—	200
General and administrative expenses	60	—	—	60
Total operating expenses	568	—	—	568

Operating income	328	—	—	328

Financial items and other income/(expense), net
Interest income	20	—	—	20
Interest expense	(102)	—	—	(102)
Share in results from associated companies (net of tax)	39	8	—	47
Loss on impairment of investments	(24)	—	11	(13)
(Loss)/gain on derivative financial instruments	(87)	42	—	(45)
Foreign exchange (loss)/gain	(15)	—	—	(15)
Other financial items and other income/(expense), net	13	—	—	13
Total financial items and other income/(expense), net	(156)	50	11	(95)

Income/(loss) before income taxes	172	50	11	233

Income tax expense	(84)	—	—	(84)
Net income/(loss)	88	50	11	149

Net income/(loss) attributable to the non-controlling interest	14	2	—	16
Net (loss)/income attributable to the parent	74	48	11	133

Basic earnings/(loss) per share (U.S. dollar)	0.15	0.10	0.02	0.27
Diluted earnings/(loss) per share (U.S. dollar)	0.15	0.10	0.02	0.27

Unaudited Consolidated Statement of Comprehensive Loss for the three months ended March 31, 2016

(In US$ millions)	As previously reported	Derivative valuation adjustments	Other adjustments	As Restated
Net income	88	50	11	149
Other comprehensive income/(loss), net of tax:
Change in unrealized (loss)/gain on marketable securities, net	(38)	—	33	(5)
Other than temporary impairment of marketable securities, reclassification to statement of operations	11	—	(11)	—
Change in unrealized foreign exchange differences	—	—	—	—
Change in actuarial gain/(loss) relating to pension	6	—	—	6
Change in unrealized gain on interest rate swaps in VIEs and subsidiaries	(2)	—	—	(2)
Deconsolidation of subsidiaries	—	—	—	—
Share of other comprehensive loss from associated companies	(7)	—	—	(7)
Other comprehensive (loss)/income	(30)	—	22	(8)

Total comprehensive income/(loss) for the period	58	50	33	141

Comprehensive income/(loss) attributable to the non-controlling interest	14	2	—	16
Comprehensive income/(loss) attributable to the parent	44	48	33	125

Unaudited Consolidated Balance Sheet as at March 31, 2016

(In US$ millions)	As previously reported	Derivative valuation adjustments	Other adjustments	As Restated
ASSETS
Current assets
Cash and cash equivalents	1,092	—	—	1,092
Restricted cash	104	—	—	104
Marketable securities	286	—	—	286
Accounts receivables, net	710	—	—	710
Amount due from related party - current	585	—	—	585
Other current assets	364	—	—	364
Total current assets	3,141	—	—	3,141
Non-current assets
Investment in associated companies	2,583	20	(10)	2,593
Newbuildings	1,496	—	—	1,496
Drilling units	14,767	—	—	14,767
Restricted cash	35	—	—	35
Deferred tax assets	86	—	—	86
Equipment	44	—	—	44
Amount due from related party - non-current	463	—	—	463
Assets held for sale - non-current	128	—	—	128
Other non-current assets	322	—	—	322
Total non-current assets	19,924	20	(10)	19,934
Total assets	23,065	20	(10)	23,075
LIABILITIES AND EQUITY
Current liabilities
Current portion of long-term debt	1,278	—	—	1,278
Trade accounts payable	152	—	—	152
Short-term amounts to related party	177	—	—	177
Other current liabilities	1,627	(166)	—	1,461
Total current liabilities	3,234	(166)	—	3,068
Non-current liabilities
Long-term debt	9,205	—	—	9,205
Long-term debt due to related parties	254	—	—	254
Deferred tax liabilities	153	—	—	153
Other non-current liabilities	183	—	—	183
Total non-current liabilities	9,795	—	—	9,795
Equity
Common shares	985	—	—	985
Additional paid in capital	3,273	—	—	3,273
Contributed surplus	1,956	—	—	1,956
Accumulated other comprehensive income	(150)	—	—	(150)
Retained earnings	3,354	173	(10)	3,517
Total Shareholder's equity	9,418	173	(10)	9,581
Non-controlling interest	618	13	—	631
Total equity	10,036	186	(10)	10,212
Total liabilities and equity	23,065	20	(10)	23,075

Unaudited Consolidated Statement of Cash Flows for the three months ended March 31, 2016

(In US$ millions)	As previously reported	Derivative valuation adjustments	Other adjustments	As Restated
Cash Flows from Operating Activities
Net income	88	50	11	149
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Depreciation and amortization	200	—	—	200
Amortization of deferred loan charges	9	—	—	9
Amortization of unfavorable contracts	(30)	—	—	(30)
Share of results from associated companies	(39)	(8)	—	(47)
Share-based compensation expense	3	—	—	3
Contingent consideration realized	(5)	—	—	(5)
Unrealized loss/(gain) related to derivative financial instruments	41	(42)	—	(1)
Loss on impairment of investments	24	—	(11)	13
Dividends received from associated companies	26	—	—	26
Deferred income tax	13	—	—	13
Unrealized foreign exchange loss/(gain) on long-term debt	26	—	—	26
Payments for long-term maintenance	(15)	—	—	(15)
Other, net	(1)	—	—	(1)
Changes in operating assets and liabilities, net of effect of acquisitions and disposals
Unrecognized mobilization fees received from customers	—
Trade accounts receivable	8	—	—	8
Trade accounts payable	(8)	—	—	(8)
Net related party balances	17	—	—	17
Prepaid expenses/accrued revenue	(4)	—	—	(4)
Deferred revenue	(58)	—	—	(58)
Other assets	33	—	—	33
Other liabilities	(34)	—	—	(34)
Net cash provided by operating activities	294	—	—	294

Net cash used in investing activities	(2)	—	—	(2)

Net cash used in financing activities	(253)	—	—	(253)

Effect of exchange rate changes on cash and cash equivalents	9	—	—	9

Net increase in cash and cash equivalents	48	—	—	48
Cash and cash equivalents at beginning of the period	1,044	—	—	1,044
Cash and cash equivalents at the end of period	1,092	—	—	1,092
Unaudited Consolidated Statement of Operations for the three months ended June 30, 2016

(In US$ millions)	As previously reported	Derivative valuation adjustments	As Restated
Operating revenues
Contract revenues	809	—	809
Reimbursable revenues	16	—	16
Other revenues	43	—	43
Total operating revenues	868	—	868

Contingent consideration realized	5	—	5

Operating expenses
Vessel and rig operating expenses	248	—	248
Reimbursable expenses	14	—	14
Depreciation and amortization	193	—	193
General and administrative expenses	54	—	54
Total operating expenses	509	—	509

Operating income	364	—	364

Financial items and other income/(expense), net
Interest income	16	—	16
Interest expense	(105)	—	(105)
Share in results from associated companies (net of tax)	58	3	61
(Loss)/gain on derivative financial instruments	(60)	(12)	(72)
Net gain/(loss) on debt extinguishment	47	—	47
Foreign exchange gain	10	—	10
Other financial items and other income/(expense), net	2	—	2
Total financial items and other income/(expense), net	(32)	(9)	(41)

Income/(loss) before income taxes	332	(9)	323

Income tax expense	(56)	—	(56)
Net income/(loss)	276	(9)	267

Net income/(loss) attributable to the non-controlling interest	16	(1)	15
Net income/(loss) attributable to the parent	260	(8)	252

Basic earnings/(loss) per share (U.S. dollar)	0.52	(0.02)	0.50
Diluted earnings/(loss) per share (U.S. dollar)	0.52	(0.02)	0.50

Unaudited Consolidated Statement of Comprehensive Income for the three months ended June 30, 2016

(In US$ millions)	As previously reported	Derivative valuation adjustments	As Restated
Net income	276	(9)	267
Other comprehensive income/(loss), net of tax:
Change in unrealized gain/(loss) on marketable securities, net	50	—	50
Other than temporary impairment of marketable securities, reclassification to statement of operations	—	—	—
Change in unrealized foreign exchange differences	—	—	—
Change in actuarial gain/(loss) relating to pension	—	—	—
Change in unrealized gain on interest rate swaps in VIEs and subsidiaries	—	—	—
Deconsolidation of subsidiaries	—	—	—
Share of other comprehensive loss from associated companies	(3)	—	(3)
Other comprehensive income/(loss)	47	—	47

Total comprehensive income/(loss) for the period	323	(9)	314

Comprehensive income/(loss) attributable to the non-controlling interest	16	(1)	15
Comprehensive income/(loss) attributable to the parent	307	(8)	299

Unaudited Consolidated Statement of Operations for the six months ended June 30, 2016

(In US$ millions)	As previously reported	Derivative valuation adjustments	Other adjustments	As Restated
Operating revenues
Contract revenues	1,617	—	—	1,617
Reimbursable revenues	34	—	—	34
Other revenues	108	—	—	108
Total operating revenues	1,759	—	—	1,759

(Loss)/gain on disposals	—	—	—	—
Contingent consideration realized	10	—	—	10

Operating expenses
Vessel and rig operating expenses	538	—	—	538
Reimbursable expenses	32	—	—	32
Depreciation and amortization	393	—	—	393
Loss on Goodwill impairment	—	—	—	—
General and administrative expenses	114	—	—	114
Total operating expenses	1,077	—	—	1,077

Operating income	692	—	—	692

Financial items and other income/(expense), net
Interest income	36	—	—	36
Interest expense	(207)	—	—	(207)
Share in results from associated companies (net of tax)	97	11	—	108
Loss on impairment of investments	(24)	—	11	(13)
(Loss)/gain on derivative financial instruments	(147)	30	—	(117)
Gain on re-measurement of previously held equity interest	—	—	—	—
Gain on bargain purchase	—	—	—	—
Net gain/(loss) on debt extinguishment	47	—	—	47
Foreign exchange (loss)/gain	(5)	—	—	(5)
Gain on loss of control in subsidiary	—	—	—	—
Gain on realization of marketable securities	—	—	—	—
Gain on deconsolidation of Seadrill Partners	—	—	—	—
Gain on sale of tender rig business	—	—	—	—
Other financial items and other income/(expense), net	15	—	—	15
Total financial items and other income/(expense), net	(188)	41	11	(136)

Income/(loss) before income taxes	504	41	11	556

Income tax expense	(140)	—	—	(140)
Net income/(loss)	364	41	11	416

Net income/(loss) attributable to the non-controlling interest	30	1	—	31
Net income/(loss) attributable to the parent	334	40	11	385

Basic earnings/(loss) per share (U.S. dollar)	0.67	0.08	0.02	0.77
Diluted earnings/(loss) per share (U.S. dollar)	0.67	0.08	0.02	0.77

Unaudited Consolidated Statement of Comprehensive Income for the six months ended June 30, 2016

	As previously reported	Derivative valuation adjustments	Other adjustments	As Restated
Net income	364	41	11	416
Other comprehensive income/(loss), net of tax:
Change in unrealized gain/(loss) on marketable securities, net	12	—	33	45
Other than temporary impairment of marketable securities, reclassification to statement of operations	11	—	(11)	—
Change in actuarial gain/(loss) relating to pension	6	—	—	6
Change in unrealized gain on interest rate swaps in VIEs and subsidiaries	(2)	—	—	(2)
Share of other comprehensive loss from associated companies	(10)	—	—	(10)
Other comprehensive income/(loss)	17	—	22	39

Total comprehensive income/(loss) for the period	381	41	33	455

Comprehensive income/(loss) attributable to the non-controlling interest	30	1	—	31
Comprehensive income/(loss) attributable to the parent	351	40	33	424

Unaudited Consolidated Balance Sheet as at June 30, 2016

(In US$ millions)	As previously reported	Derivative valuation adjustments	Other adjustments	As Restated
ASSETS
Current assets
Cash and cash equivalents	1,287	—	—	1,287
Restricted cash	96	—	—	96
Marketable securities	141	—	—	141
Accounts receivables, net	727	—	—	727
Amount due from related party - current	470	—	—	470
Other current assets	335	—	—	335
Total current assets	3,056	—	—	3,056
Non-current assets
Investment in associated companies	2,656	23	(10)	2,669
Newbuildings	1,507	—	—	1,507
Drilling units	14,637	—	—	14,637
Restricted cash	35	—	—	35
Deferred tax assets	84	—	—	84
Equipment	44	—	—	44
Amount due from related party - non-current	550	—	—	550
Assets held for sale - non-current	128	—	—	128
Other non-current assets	319	—	—	319
Total non-current assets	19,960	23	(10)	19,973
Total assets	23,016	23	(10)	23,029
LIABILITIES AND EQUITY
Current liabilities
Current portion of long-term debt	2,347	—	—	2,347
Trade accounts payable	158	—	—	158
Short-term amounts to related party	144	—	—	144
Other current liabilities	1,666	(154)	—	1,512
Total current liabilities	4,315	(154)	—	4,161
Non-current liabilities
Long-term debt	7,717	—	—	7,717
Long-term debt due to related parties	337	—	—	337
Deferred tax liabilities	161	—	—	161
Other non-current liabilities	165	—	—	165
Total non-current liabilities	8,380	—	—	8,380
Equity
Common shares	1,016	—	—	1,016
Additional paid in capital	3,300	—	—	3,300
Contributed surplus	1,956	—	—	1,956
Accumulated other comprehensive loss	(103)	—	—	(103)
Retained earnings	3,615	165	(10)	3,770
Total Shareholder's equity	9,784	165	(10)	9,939
Non-controlling interest	537	12	—	549
Total equity	10,321	177	(10)	10,488
Total liabilities and equity	23,016	23	(10)	23,029

Unaudited Consolidated Statement of Cash Flows for the six months ended June 30, 2016

(In US$ millions)	As previously reported	Derivative valuation adjustments	Other adjustments	As Restated
Cash Flows from Operating Activities
Net income	364	41	11	416
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Depreciation and amortization	393	—	—	393
Amortization of deferred loan charges	21	—	—	21
Amortization of unfavorable contracts	(42)	—	—	(42)
Share of results from associated companies	(97)	(11)	—	(108)
Share-based compensation expense	3	—	—	3
Contingent consideration realized	(10)	—	—	(10)
Unrealized loss/(gain) related to derivative financial instruments	74	(30)	—	44
Loss on impairment of investments	24	—	(11)	13
Dividends received from associated companies	42	—	—	42
Deferred income tax	22	—	—	22
Unrealized foreign exchange loss/(gain) on long-term debt	17	—	—	17
Payments for long-term maintenance	(48)	—	—	(48)
Net gain on debt extinguishment	(47)	—	—	(47)
Other, net	(1)	—	—	(1)
Changes in operating assets and liabilities, net of effect of acquisitions and disposals
Unrecognized mobilization fees received from customers	—
Trade accounts receivable	(9)	—	—	(9)
Trade accounts payable	(2)	—	—	(2)
Net related party balances	(29)	—	—	(29)
Prepaid expenses/accrued revenue	6	—	—	6
Deferred revenue	(85)	—	—	(85)
Other assets	37	—	—	37
Other liabilities	(36)	—	—	(36)
Net cash provided by operating activities	597	—	—	597

Net cash provided by investing activities	257	—	—	257

Net cash used in financing activities	(619)	—	—	(619)

Effect of exchange rate changes on cash and cash equivalents	8	—	—	8

Net increase in cash and cash equivalents	243	—	—	243
Cash and cash equivalents at beginning of the period	1,044	—	—	1,044
Cash and cash equivalents at the end of period	1,287	—	—	1,287
Unaudited Consolidated Statement of Operations for the three months ended September 30, 2016

(In US$ millions)	As previously reported	Derivative valuation adjustments	As Restated
Operating revenues
Contract revenues	657	—	657
Reimbursable revenues	15	—	15
Other revenues	71	—	71
Total operating revenues	743	—	743

Contingent consideration realized	5	—	5

Operating expenses
Vessel and rig operating expenses	243	—	243
Reimbursable expenses	13	—	13
Depreciation and amortization	194	—	194
General and administrative expenses	51	—	51
Total operating expenses	501	—	501

Operating income	247	—	247

Financial items and other income/(expense), net
Interest income	17	—	17
Interest expense	(98)	—	(98)
Share in results from associated companies (net of tax)	67	(4)	63
Loss on impairment of investments	(882)	—	(882)
Gain/(loss) on derivative financial instruments	53	6	59
Foreign exchange (loss)/gain	(11)	—	(11)
Total financial items and other income/(expense), net	(854)	2	(852)

(Loss)/income before income taxes	(607)	2	(605)

Income tax expense	(49)	—	(49)
Net (loss)/income	(656)	2	(654)

Net income/(loss) attributable to the non-controlling interest	1	1	2
Net (loss)/income attributable to the parent	(657)	1	(656)

Basic (loss)/earnings per share (U.S. dollar)	(1.29)	—	(1.29)
Diluted (loss)/earnings per share (U.S. dollar)	(1.29)	—	(1.29)

Unaudited Consolidated Statement of Comprehensive Income for the three months ended September 30, 2016

(In US$ millions)	As previously reported	Derivative valuation adjustments	As Restated
Net loss	(656)	2	(654)
Other comprehensive income/(loss), net of tax:
Change in unrealized (loss)/gain on marketable securities, net	(47)	—	(47)
Other than temporary impairment of marketable securities, reclassification to statement of operations	153	—	153
Change in unrealized foreign exchange differences	—	—	—
Change in actuarial gain/(loss) relating to pension	4	—	4
Change in unrealized loss on interest rate swaps in VIEs and subsidiaries	2	—	2
Deconsolidation of subsidiaries		—	—
Share of other comprehensive loss from associated companies	7	—	7
Other comprehensive income/(loss)	119	—	119

Total comprehensive (loss)/income for the period	(537)	2	(535)

Comprehensive income/(loss) attributable to the non-controlling interest	4	1	5
Comprehensive (loss)/income attributable to the parent	(541)	1	(540)

Unaudited Consolidated Statement of Operations for the nine months ended September 30, 2016

(In US$ millions)	As previously reported	Derivative valuation adjustments	Other adjustments	As Restated
Operating revenues
Contract revenues	2,274	—	—	2,274
Reimbursable revenues	49	—	—	49
Other revenues	179	—	—	179
Total operating revenues	2,502	—	—	2,502

Contingent consideration realized	15	—	—	15

Operating expenses
Vessel and rig operating expenses	781	—	—	781
Reimbursable expenses	45	—	—	45
Depreciation and amortization	587	—	—	587
General and administrative expenses	165	—	—	165
Total operating expenses	1,578	—	—	1,578

Operating income	939	—	—	939

Financial items and other income and expense
Interest income	53	—	—	53
Interest expense	(305)	—	—	(305)
Share in results from associated companies (net of tax)	164	7	—	171
(Loss)/gain on derivative financial instruments	(94)	36	—	(58)
Gain on debt extinguishment	47	—	—	47
Foreign exchange loss	(16)	—	—	(16)
Other financial items and other income, net	15	—	—	15
Loss on impairment of investments	(906)	—	11	(895)
Total financial items and other income and expense, net	(1,042)	43	11	(988)

(Loss)/income before income taxes	(103)	43	11	(49)

Income tax expense	(189)	—	—	(189)
Net (loss)/income	(292)	43	11	(238)

Net (loss)/income attributable to the parent	(323)	42	11	(270)
Net income attributable to the non-controlling interest	31	1	—	32

Basic (loss)/income per share (US dollar)	(0.64)	0.08	0.02	(0.54)
Diluted (loss)/income per share (US dollar)	(0.64)	0.08	0.02	(0.54)

Unaudited Consolidated Statement of Comprehensive Income for the nine months ended September 30, 2016

(In US$ millions)	As previously reported	Derivative valuation adjustments	Other adjustments	As Restated
Net (loss)/income	(292)	43	11	(238)
Other comprehensive income/ (loss), net of tax:
Change in unrealized (loss)/ gain on marketable securities, net	(35)	—	33	(2)
Other than temporary impairment of marketable securities, reclassification to statement of operations	164	—	(11)	153
Change in actuarial gain relating to pension	10	—	—	10
Share of other comprehensive income from associated companies	(3)	—	—	(3)
Other comprehensive income/(loss)	136	—	22	158

Total comprehensive (loss)/income for the period	(156)	43	33	(80)

Comprehensive income attributable to the non-controlling interest	34	1	—	35
Comprehensive (loss)/income attributable to the parent	(190)	42	33	(115)

Unaudited Consolidated Balance Sheet as at September 30, 2016

	As previously reported	Derivative valuation adjustments	Other adjustments	As Restated
ASSETS
Current assets
Cash and cash equivalents	1,250	—	—	1,250
Restricted cash	117	—	—	117
Marketable securities	93	—	—	93
Accounts receivables, net	630	—	—	630
Amount due from related party - current	493	—	—	493
Other current assets	324	—	—	324
Total current assets	2,907	—	—	2,907
Non-current assets
Investment in associated companies	2,014	19	(10)	2,023
Newbuildings	1,518	—	—	1,518
Drilling units	14,488	—	—	14,488
Restricted cash	32	—	—	32
Deferred tax assets	73	—	—	73
Equipment	43	—	—	43
Amount due from related party - non-current	520	—	—	520
Assets held for sale - non-current	128	—	—	128
Other non-current assets	320	—	—	320
Total non-current assets	19,136	19	(10)	19,145
Total assets	22,043	19	(10)	22,052
LIABILITIES AND EQUITY
Current liabilities
Current portion of long-term debt	3,136	—	—	3,136
Trade accounts payable	122	—	—	122
Short-term amounts to related party	110	—	—	110
Other current liabilities	1,525	(160)	—	1,365
Total current liabilities	4,893	(160)	—	4,733
Non-current liabilities
Long-term debt	6,728	—	—	6,728
Long-term debt due to related parties	334	—	—	334
Deferred tax liabilities	188	—	—	188
Other non-current liabilities	131	—	—	131
Total non-current liabilities	7,381	—	—	7,381
Equity
Common shares	1,008	—	—	1,008
Additional paid in capital	3,298	—	—	3,298
Contributed surplus	1,956	—	—	1,956
Accumulated other comprehensive loss	13	—	—	13
Retained earnings	2,961	167	(10)	3,118
Total Shareholder's equity	9,236	167	(10)	9,393
Non-controlling interest	533	12	—	545
Total equity	9,769	179	(10)	9,938
Total liabilities and equity	22,043	19	(10)	22,052

Unaudited Consolidated Statement of Cash Flows for the nine months ended September 30, 2016

	As previously reported	Derivative valuation adjustments	Other adjustments	As Restated
Cash Flows from Operating Activities
Net loss	(292)	43	11	(238)
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Depreciation and amortization	587	—	—	587
Amortization of deferred loan charges	36	—	—	36
Amortization of unfavorable contracts	(52)	—	—	(52)
Share of results from associated companies	(164)	(7)	—	(171)
Share-based compensation expense	6	—	—	6
Contingent consideration realized	(15)	—	—	(15)
Unrealized (gain)/loss related to derivative financial instruments	(17)	(36)	—	(53)
Loss on impairment of investments	906	—	(11)	895
Dividends received from associated companies	48	—	—	48
Deferred income tax	60	—	—	60
Unrealized foreign exchange loss/(gain) on long-term debt	35	—	—	35
Payments for long-term maintenance	(75)	—	—	(75)
Net gain on debt extinguishment	(47)	—	—	(47)
Other, net	(5)	—	—	(5)
Changes in operating assets and liabilities, net of effect of acquisitions and disposals
Unrecognized mobilization fees received from customers	—
Trade accounts receivable	88	—	—	88
Trade accounts payable	(38)	—	—	(38)
Net related party balances	(83)	—	—	(83)
Prepaid expenses/accrued revenue	12	—	—	12
Deferred revenue	(101)	—	—	(101)
Other assets	33	—	—	33
Other liabilities	(83)	—	—	(83)
Net cash provided by operating activities	839	—	—	839

Net cash provided by investing activities	253	—	—	253

Net cash used in financing activities	(893)	—	—	(893)

Effect of exchange rate changes on cash and cash equivalents	7	—	—	7

Net increase in cash and cash equivalents	206	—	—	206
Cash and cash equivalents at beginning of the period	1,044	—	—	1,044
Cash and cash equivalents at the end of period	1,250	—	—	1,250